SHAREHOLDERS' EQUITY (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended				4 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2011	May 31, 2009	Aug. 31, 2007	Feb. 28, 2005	Jun. 30, 2012	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008
Amount of options, Outstanding at beginning of the period						770,527	360,527
Amount of options, Granted	152,000	30,000	20,475	300,000	2,988	1,270,000	410,000
Amount of options, Expired						(137,300)		15,000	285,000
Amount of options, Options outstanding at end of the period						1,903,227	770,527	360,527
Amount of options, Vested and expected to vest						1,903,227	770,527
Amount of options, Options exercisable at end of the period						633,227	540,527
Weighted average exercise price, Outstanding at beginning of the period						$ 1.44	$ 1.29
Weighted average exercise price, Granted						$ 2.00	$ 1.58
Weighted average exercise price, Expired						$ 1.51
Weighted average exercise price, Options outstanding at end of the period						$ 1.81	$ 1.44	$ 1.29
Weighted average exercise price, Vested and expected to vest						$ 1.81	$ 1.44
Options exercisable at end of the period, Weighted average exercise price						$ 1.43	$ 1.38
Weighted average remaining contractual term, Options outstanding at end of the period						8 years 8 months 12 days	7 years 2 months 12 days
Weighted average remaining contractual term, Vested and expected to vest						8 years 8 months 12 days	7 years 2 months 12 days
Weighted average remaining contractual term, Options exercisable at end of the period				5 years		6 years 2 months 12 days	6 years 3 months 18 days
Aggregate intrinsic value, Options outstanding at end of the period						$ 0	$ 169
Aggregate intrinsic value, Vested and expected to vest						0	169
Aggregate intrinsic value, Options exercisable at end of the period						$ 0	$ 152